Share-based payments - Cash settled, 2020, 2021 and 2022 Plan (Details)	12 Months Ended
	Dec. 31, 2022 shares R / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares R / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares R / shares	Dec. 31, 2020 shares $ / shares
Share-based payments
TSR Weighting percentage	50.00%	50.00%
GSR Weighting percentage	20.00%	20.00%
ROCE Weighting percentage	30.00%	30.00%
ESG
Share-based payments
Expected term (years)	3 years	3 years
ROIC
Share-based payments
Expected term (years)	3 years	3 years
Maximum
Share-based payments
ROCE Weighting percentage	250.00%	250.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan
Share-based payments
Committed shares for 1 MSU	1	1
Sibanye Stillwater Minimum Shareholding Requirement Plan | Minimum
Share-based payments
Target shareholding	100.00%	100.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan | Maximum
Share-based payments
Target shareholding	200.00%	200.00%
Sibanye Stillwater 2020 Share Plan Conditional Shares
Share-based payments
Expected term (years)					3 years	3 years
Outstanding at beginning of the year (in shares)	13,754,209	13,754,209	15,319,984	15,319,984	0	0
Granted during the year (in shares)	0	0	10,814	10,814	16,199,788	16,199,788
Vested (in shares)	(206,462)	(206,462)	(351,069)	(351,069)	(10,891)	(10,891)
Forfeited (in shares)	(969,573)	(969,573)	(1,225,520)	(1,225,520)	(868,913)	(868,913)
Outstanding at end of the year (in shares)	12,578,174	12,578,174	13,754,209	13,754,209	15,319,984	15,319,984
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %					70.10%	70.10%
Expected term (months)					36 months	36 months
Expected dividend yield (US/SA) %					7.82%	7.82%
Risk-free interest rate (US/SA) %					3.62%	3.62%
Weighted average share price (ZAR/USD per share) | R / shares					R 60.00
Weighted average fair value per share (in ZAR per share) | R / shares					R 40.38
Sibanye Stillwater 2020 Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	53,868	53,868	950,220	950,220	0	0
Granted during the year (in shares)	0	0	125,693	125,693	1,985,819	1,985,819
Vested (in shares)	(35,913)	(35,913)	(997,390)	(997,390)	(965,294)	(965,294)
Forfeited (in shares)	0	0	(24,655)	(24,655)	(70,305)	(70,305)
Outstanding at end of the year (in shares)	17,955	17,955	53,868	53,868	950,220	950,220
Weighted average share price (ZAR/USD per share) | (per share)					R 60	$ 15.89
Weighted average fair value per share (in ZAR per share) | R / shares					R 67.72
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)					9 months	9 months
Expected dividend yield (US/SA) %					12.92%	12.92%
Risk-free interest rate (US/SA) %					0.14%	0.14%
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)					18 months	18 months
Expected dividend yield (US/SA) %					6.66%	6.66%
Risk-free interest rate (US/SA) %					3.40%	3.40%
Sibanye Stillwater 2021 Share Plan Conditional Shares
Share-based payments
Outstanding at beginning of the year (in shares)	3,445,487	3,445,487	0	0	0	0
Granted during the year (in shares)	32,618	32,618	3,672,565	3,672,565	0	0
Vested (in shares)	(52,356)	(52,356)	0	0	0	0
Forfeited (in shares)	(144,171)	(144,171)	(227,078)	(227,078)	0	0
Outstanding at end of the year (in shares)	3,281,578	3,281,578	3,445,487	3,445,487	0	0
Weighted average share price (ZAR/USD per share) | R / shares			R 49.10
Weighted average fair value per share (in ZAR per share) | R / shares			R 29.95
Sibanye Stillwater 2021 Share Plan Conditional Shares | Minimum
Share-based payments
Expected term (years)			1 year	1 year
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %			44.29%	44.29%
Expected term (months)			14 months	14 months
Expected dividend yield (US/SA) %			4.62%	4.62%
Risk-free interest rate (US/SA) %			4.81%	4.81%
Sibanye Stillwater 2021 Share Plan Conditional Shares | Maximum
Share-based payments
Expected term (years)			3 years	3 years
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %			68.56%	68.56%
Expected term (months)			36 months	36 months
Expected dividend yield (US/SA) %			8.99%	8.99%
Risk-free interest rate (US/SA) %			5.68%	5.68%
Sibanye Stillwater 2021 Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	696,314	696,314	0	0	0	0
Granted during the year (in shares)	0	0	1,510,599	1,510,599	0	0
Vested (in shares)	(673,849)	(673,849)	(722,474)	(722,474)	0	0
Forfeited (in shares)	(22,465)	(22,465)	(91,811)	(91,811)	0	0
Outstanding at end of the year (in shares)	0	0	696,314	696,314	0	0
Weighted average share price (ZAR/USD per share) | (per share)			R 49.10	$ 12.54
Weighted average fair value per share (in ZAR per share) | R / shares			R 53.14
Sibanye Stillwater 2021 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)			9 months	9 months
Expected dividend yield (US/SA) %			27.67%	27.67%
Risk-free interest rate (US/SA) %			0.56%	0.56%
Sibanye Stillwater 2021 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)			18 months	18 months
Expected dividend yield (US/SA) %			6.39%	6.39%
Risk-free interest rate (US/SA) %			4.35%	4.35%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	7,401,740	7,401,740	0	0	0	0
Vested (in shares)	(5,967)	(5,967)	0	0	0	0
Forfeited (in shares)	(199,029)	(199,029)	0	0	0	0
Outstanding at end of the year (in shares)	7,196,744	7,196,744	0	0	0	0
Weighted average share price (ZAR/USD per share) | R / shares	R 44.72
Weighted average fair value per share (in ZAR per share) | R / shares	R 23.69
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares | Minimum
Share-based payments
Expected term (years)	2 months 1 day	2 months 1 day
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	48.29%	48.29%
Expected term (months)	2 months	2 months
Expected dividend yield (US/SA) %	7.45%	7.45%
Risk-free interest rate (US/SA) %	7.16%	7.16%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares | Maximum
Share-based payments
Expected term (years)	3 years	3 years
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	52.15%	52.15%
Expected term (months)	36 months	36 months
Expected dividend yield (US/SA) %	17.83%	17.83%
Risk-free interest rate (US/SA) %	7.82%	7.82%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	1,410,614	1,410,614	0	0	0	0
Vested (in shares)	(678,252)	(678,252)	0	0	0	0
Forfeited (in shares)	(61,840)	(61,840)	0	0	0	0
Outstanding at end of the year (in shares)	670,522	670,522	0	0	0	0
Weighted average share price (ZAR/USD per share) | (per share)	R 44.72	$ 10.66
Weighted average fair value per share (in ZAR per share) | R / shares	R 49.95
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares | Minimum
Share-based payments
Expected term (months)	9 months	9 months
Expected dividend yield (US/SA) %	54.24%	54.24%
Risk-free interest rate (US/SA) %	2.48%	2.48%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares | Maximum
Share-based payments
Expected term (months)	18 months	18 months
Expected dividend yield (US/SA) %	11.14%	11.14%
Risk-free interest rate (US/SA) %	7.55%	7.55%